Change in Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 2,258,391
Additions	187,000	$ 76,000
Ending Balance	2,303,338	2,258,391
Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,503,721	6,563,206
Additions	186,574	75,941
Disposals	(100,327)	(108,797)
Acquisitions	37,500
Foreign exchange	279,303	(26,629)
Ending Balance	6,906,771	6,503,721
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,245,330)	(4,090,523)
Depreciation expense	268,102	272,036
Disposals	88,997	102,287
Foreign exchange	(178,998)	14,942
Ending Balance	(4,603,433)	(4,245,330)
Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	2,074,185
Ending Balance	2,083,446	2,074,185
Rig Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	5,968,316	6,025,767
Additions	63,058	15,288
Disposals	(71,912)	(100,004)
Reclassifications	74,148	47,080
Acquisitions	32,796
Foreign exchange	268,056	(19,815)
Ending Balance	6,334,462	5,968,316
Rig Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(3,894,131)	(3,755,973)
Depreciation expense	250,885	248,564
Disposals	66,452	95,977
Foreign exchange	(172,452)	14,429
Ending Balance	(4,251,016)	(3,894,131)
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	20,597
Ending Balance	15,977	20,597
Rental Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	103,181	105,024
Additions	587
Disposals	(7,538)	(1,822)
Foreign exchange	224	(21)
Ending Balance	96,454	103,181
Rental Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(82,584)	(77,665)
Depreciation expense	5,196	6,741
Disposals	7,522	1,804
Foreign exchange	(219)	18
Ending Balance	(80,477)	(82,584)
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	17,088
Ending Balance	11,465	17,088
Other Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	178,717	181,004
Additions	517	254
Disposals	(8,358)	(2,300)
Reclassifications	188	188
Foreign exchange	4,345	(429)
Ending Balance	175,409	178,717
Other Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(161,629)	(153,686)
Depreciation expense	6,894	10,410
Disposals	8,357	2,194
Foreign exchange	(3,778)	273
Ending Balance	(163,944)	(161,629)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,204
Ending Balance	3,380	3,204
Vehicles [member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	34,680	35,350
Disposals	(873)	(543)
Acquisitions	900
Foreign exchange	1,295	(127)
Ending Balance	36,002	34,680
Vehicles [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(31,476)	(30,372)
Depreciation expense	875	1,739
Disposals	873	543
Foreign exchange	(1,144)	92
Ending Balance	(32,622)	(31,476)
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	44,009
Ending Balance	38,949	44,009
Buildings [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	119,519	122,278
Additions	141
Disposals	(9,461)	(2,454)
Acquisitions	1,457
Foreign exchange	2,667	(305)
Ending Balance	114,323	119,519
Buildings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(75,510)	(72,827)
Depreciation expense	4,252	4,582
Disposals	5,793	1,769
Foreign exchange	(1,405)	130
Ending Balance	(75,374)	(75,510)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	67,884
Ending Balance	117,535	67,884
Assets Under Construction [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	67,884	60,572
Additions	122,271	60,399
Disposals	2
Reclassifications	(74,336)	(47,268)
Foreign exchange	1,714	(5,819)
Ending Balance	117,535	67,884
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	31,424
Ending Balance	32,586	31,424
Land [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	31,424	33,211
Disposals	(2,187)	(1,674)
Acquisitions	2,347
Foreign exchange	1,002	(113)
Ending Balance	$ 32,586	$ 31,424